Accrued Liabilities (Details) - Schedule of Accrued liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Accrued liabilities [Abstract]
Accrued taxes (exclusive of income taxes)	$ 10,691	$ 7,284
Accrued professional and legal fees	827	581
Accrued legal reserve for pending litigation	3,977	3,621
Accrued employee related expenses	377	418
Accrued postage and shipping	1,980	2,950
Other accruals	6,872	7,368
Total accrued liabilities	$ 24,724	$ 22,222	$ 25,955